UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2024

Date of reporting period:	November 1, 2023 – April 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Short Duration Bond Fund

Semiannual report
4 | 30 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PARTX

Putnam
Short Duration Bond
Fund

Semiannual report
4 | 30 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	48

Message from the Trustees

June 14, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also pleased to welcome Jane E. Trust and Gregory G. McGreevey to your Board of Trustees. Ms. Trust is an interested trustee who has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020. Mr. McGreevey joins the Board as an independent trustee, most recently serving as Senior Managing Director, Investments, at Invesco Ltd., until 2023.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced investment professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Allocations are shown as a percentage of the fund’s net assets as of 4/30/24. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the chart includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

2 Short Duration Bond Fund

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 10/31/23	0.62%	0.82%	1.37%	0.87%	0.37%	0.37%
Annualized expense ratio for the
six-month period ended 4/30/24	0.62%	0.82%	1.37%	0.87%	0.37%	0.37%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/23 to 4/30/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.14	$4.15	$6.93	$4.41	$1.88	$1.88
Ending value (after expenses)	$1,038.50	$1,036.40	$1,034.70	$1,037.10	$1,039.70	$1,039.80

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (182); and then dividing that result by the number of days in the year (366).

Short Duration Bond Fund 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/24, use the following calculation method. To find the value of your investment on 11/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$3.12	$4.12	$6.87	$4.37	$1.86	$1.86
Ending value (after expenses)	$1,021.78	$1,020.79	$1,018.05	$1,020.54	$1,023.02	$1,023.02

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (182); and then dividing that result by the number of days in the year (366).

4 Short Duration Bond Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Liquidity risk management program

Putnam Investment Management, LLC (“Putnam Management”), as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2024. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2023 through December 2023. The report included a description of the annual liquidity assessment of the fund that Putnam Management performed in November 2023. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. Putnam Management concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Short Duration Bond Fund 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Short Duration Bond Fund

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Short Duration Bond Fund 7

The fund’s portfolio 4/30/24 (Unaudited)

CORPORATE BONDS AND NOTES (65.1%)*	Principal amount	Value
Banking (16.2%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	$4,100,000	$4,135,747
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	1,458,000	1,487,549
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 5.381%, 3/13/29 (Spain)	3,800,000	3,760,855
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	17,740,461
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	20,802,000	21,237,017
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	14,565,000	14,490,802
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,553,644
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	2,300,000	2,327,579
BNP Paribas SA company guaranty unsec. sub. notes Ser. MTN, 4.25%, 10/15/24 (France)	3,375,000	3,351,456
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,412,375
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,043,698
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,295,000	1,272,524
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,816,587
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	10,945,000	10,533,177
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,813,253
Credit Agricole SA/London 144A sr. unsec. notes 5.335%, 1/10/30 (France)	1,880,000	1,845,545
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	7,094,000	6,436,126
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	1,916,115
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,816,031
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,142,188
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	890,030
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,025,672
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	4,000,000	4,018,728
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,695,105
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,230,006
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.54%, 5/1/28	6,250,000	5,897,631
JPMorgan Chase & Co. sr. unsec. unsub. notes 1.47%, 9/22/27	3,250,000	2,947,502
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	2,100,347
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	5,000,000	4,956,277
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,763,593
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	5,901,937
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 5.20%, 8/1/28 (Canada)	3,410,000	3,390,519
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,624,548
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,448,819
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,824,856
Truist Financial Corp. sr. unsec. unsub. bonds Ser. MTN, 5.435%, 1/24/30	3,890,000	3,810,546
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	941,951

8 Short Duration Bond Fund

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Banking cont.
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	$8,750,000	$8,553,588
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	5,750,000	5,654,725
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	2,270,000	2,682,324
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	5,500,000	5,068,536
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,242,361
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,914,826
		206,717,156
Basic materials (3.7%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	265,000	268,818
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,369,000	1,377,035
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	232,000	232,031
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	530,000	529,773
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,698,881
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,194,879
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	4,024,598
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	8,022,953
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	2,500,000	2,531,587
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,413,812
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,308,234
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,837,268
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,305,890
		46,745,759
Capital goods (2.9%)
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	3,760,000	3,680,100
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	870,000	860,083
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	5,000	4,893
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	10,380,000	9,360,289
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,732,550
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	1,752,000	1,758,959
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	858,000	860,716
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	1,599,000	1,418,129
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,123,812
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,745,871
		37,545,402

Short Duration Bond Fund 9

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Communication services (4.3%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	$4,403,000	$4,095,059
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	8,161,000	7,442,897
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,038,773
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,182,704
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24 R	6,840,000	6,778,396
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26 R	718,000	670,881
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25 R	6,000,000	5,612,831
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	4,205,000	4,091,901
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,484,000	1,554,023
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,442,703
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,185,082
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	7,000,000	6,580,805
		54,676,055
Consumer cyclicals (5.8%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,935,835
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,588,153
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	7,869,248
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,378,179
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	736,748
Hyundai Capital America 144A sr. unsec. notes 5.30%, 1/8/29 (South Korea)	8,255,000	8,096,567
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	1,411,000	1,453,526
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	1,288,000	1,265,810
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	10,000,000	9,971,453
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,757,029
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	2,420,000	2,163,463
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,234,160
Tapestry, Inc. sr. unsec. notes 7.05%, 11/27/25	750,000	761,446
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,097,714
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,318,596
		74,627,927
Consumer finance (4.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.10%, 1/15/27 (Ireland)	10,000,000	10,077,989
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	2,900,000	2,679,402
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	2,009,093

10 Short Duration Bond Fund

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Consumer finance cont.
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	$5,539,000	$5,503,773
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,825,020
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	6,485,000	6,412,002
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,484,551
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	8,280,000	8,225,133
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,931,107
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,756,929
		61,904,999
Consumer staples (3.2%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,403,876
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	1,375,000	1,355,543
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,841,779
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,815,653
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,660,000	1,443,743
JDE Peet’s NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	6,113,759
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.35%, 3/22/26	1,365,000	1,366,217
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	2,000,000	1,992,356
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,375,770
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,343,376
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,059,025
		41,111,097
Energy (1.1%)
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	5,380,000	5,033,753
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	1,800,000	1,805,638
Diamondback Energy, Inc. company guaranty sr. unsec. sub. notes 5.15%, 1/30/30	2,195,000	2,152,910
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	3,000,000	3,009,531
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	765,315
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,190,014
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	165,000	164,985
		14,122,146
Financial (1.5%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,611,545
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,116,765
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	2,520,000	2,522,539

Short Duration Bond Fund 11

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Financial cont.
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	$399,000	$410,074
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,905,794
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28	1,080,000	1,074,396
		18,641,113
Health care (4.4%)
AbbVie, Inc. sr. unsec. notes 4.80%, 3/15/29	925,000	908,143
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,499,094
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	2,000,000	1,991,424
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,664,469
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	4,525,000	4,456,649
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,049,876
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,330,765
Elevance Health, Inc. sr. unsec. unsub. notes 1.50%, 3/15/26	2,305,000	2,140,363
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,030,591
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,717,036
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	543,000	543,000
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	1,267,000	1,267,000
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	5,735,000	5,562,166
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	1,502,000	1,476,339
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,931,614
		55,568,529
Insurance (2.7%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	2,580,000	2,552,014
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,895,886
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,020,841
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,464,939
MassMutual Global Funding II 144A notes 5.10%, 4/9/27	5,760,000	5,722,484
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,936,282
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,560,924
		34,153,370
Investment banking/Brokerage (5.2%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,180,612
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	3,947,564
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	778,640
Deutsche Bank AG sr. unsec. unsub. notes 6.819%, 11/20/29 (Germany)	2,000,000	2,055,536
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,680,417

12 Short Duration Bond Fund

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Investment banking/Brokerage cont.
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	$5,270,000	$4,958,427
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,696,135
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,696,094
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,445,000	2,406,272
Morgan Stanley sr. unsec. unsub. notes 4.21%, 4/20/28	6,435,000	6,198,508
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,588,685
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,576,209
		66,763,099
Real estate (0.5%)
Public Storage sr. unsec. notes 5.125%, 1/15/29 R	1,745,000	1,734,056
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	2,339,000	2,246,512
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26 R	1,410,000	1,358,415
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	876,000	821,625
		6,160,608
Technology (3.5%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,081,299
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,494,171
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,750,000	1,758,085
Meta Platforms, Inc. sr. unsec. notes 4.60%, 5/15/28	2,500,000	2,455,615
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	4,600,000	4,371,628
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	2,891,715
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,310,120
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,158,700
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	3,000,000	2,818,059
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,721,305
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,519,654
		44,580,351
Transportation (0.8%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,516,519
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,290,798
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,921,130
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,289,203
		10,017,650
Utilities and power (4.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,556,200
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	1,250,000	1,304,195
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,723,582

Short Duration Bond Fund 13

CORPORATE BONDS AND NOTES (65.1%)* cont.	Principal amount	Value
Utilities and power cont.
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	$3,805,000	$3,814,292
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	3,000,000	3,002,379
Electricite De France SA 144A sr. unsec. notes 5.70%, 5/23/28 (France)	3,500,000	3,514,169
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	430,000	428,925
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,729,144
Energy Transfer LP sr. unsec. notes 6.05%, 12/1/26	5,000,000	5,058,810
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	992,095
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	936,627
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.15%, 7/15/27	3,500,000	3,297,595
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27	780,000	772,791
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	2,220,000	2,224,395
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	1,653,000	1,654,058
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,844,112
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,871,322
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	791,394
Pacific Gas and Electric Co. sr. notes 3.00%, 6/15/28	8,686,000	7,815,877
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	1,960,000	1,953,980
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,720,258
		58,006,200
Total corporate bonds and notes (cost $869,271,121)		$831,341,461

MORTGAGE-BACKED SECURITIES (13.2%)*	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$10,986	$11,041
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,183	3,973
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,848	3,461
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	9,049	8,327
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	4,354	4,176
		30,978
Commercial mortgage-backed securities (6.5%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 6.263%, 12/18/37 (Cayman Islands)	113,437	112,280
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 6.631%, 6/15/36	1,968,870	1,949,337
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.539%, 4/15/37	3,763,140	3,644,225
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.896%, 11/15/54 W	52,227,593	1,123,113
FRB Ser. 17-BNK8, Class XA, IO, 0.846%, 11/15/50 W	25,516,045	510,168

14 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 6.783%, 12/16/36 (Cayman Islands)	$2,669,612	$2,654,462
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 6.503%, 11/16/38 (Cayman Islands)	696,078	690,738
FRB Ser. 21-FL8, Class A, 6.353%, 1/18/36 (Cayman Islands)	2,579,493	2,547,249
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.495%, 8/10/49 W	7,587,296	151,804
FRB Ser. 17-CD6, Class XA, IO, 1.013%, 11/13/50 W	17,426,305	359,092
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.759%, 5/10/58 W	29,906,133	637,315
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47 W	152,737	143,619
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.468%, 12/10/44 W	332,000	283,127
FRB Ser. 13-CR13, Class C, 5.112%, 11/10/46 W	1,008,743	934,658
FRB Ser. 14-CR17, Class C, 4.825%, 5/10/47 W	1,040,000	946,027
FRB Ser. 15-CR25, Class B, 4.666%, 8/10/48 W	3,315,000	3,208,283
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,744,000	2,693,873
FRB Ser. 14-CR20, Class XA, IO, 1.069%, 11/10/47 W	49,055,510	49,056
FRB Ser. 15-CR26, Class XA, IO, 1.039%, 10/10/48 W	38,331,991	304,126
FRB Ser. 15-LC21, Class XA, IO, 0.763%, 7/10/48 W	56,752,289	268,711
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	1,876,000	1,713,064
Ser. 15-C1, Class XA, IO, 0.944%, 4/15/50 W	42,468,053	95,201
FRB Ser. 18-CX12, Class XA, IO, 0.701%, 8/15/51 W	169,815,395	4,107,766
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.824%, 12/15/49 W	66,334,206	844,242
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.516%, 8/10/44 W	3,007,567	2,824,076
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.665%, 9/25/27 W	36,816,638	1,610,360
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.48%, 3/25/27 W	17,882,000	597,100
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 1.01%, 6/25/26 W	30,825,391	158,597
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.742%, 10/25/26 W	65,325,500	738,897
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	371,772,936	242,396
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 6.684%, 11/16/36 (Cayman Islands)	3,026,905	3,015,305
Government National Mortgage Association FRB Ser. 21-17, IO, 1.051%, 1/16/61	17,944,766	1,295,092
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	2,968,543	2,794,884
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class XA, IO, 0.797%, 9/10/47 W	70,638,804	3,701
GS Mortgage Securities Trust 144A Ser. 10-C1, Class B, 5.148%, 8/10/43	165,016	164,576

Short Duration Bond Fund 15

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 4.09%, 7/15/45 W	$2,633,743	$2,388,085
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	532,000	479,197
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46 W	1,226,305	1,154,203
FRB Ser. 12-LC9, Class D, 3.715%, 12/15/47 W	173,000	148,884
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39 W	94,429	36,006
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 6.533%, 7/16/36 (Cayman Islands)	2,336,833	2,323,223
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 3.853%, 5/15/46 W	3,168,000	2,767,070
FRB Ser. 15-C26, Class XA, IO, 1.105%, 10/15/48 W	45,838,746	289,939
FRB Ser. 14-C17, Class XA, IO, 0.994%, 8/15/47 W	1,588,466	1,153
FRB Ser. 17-C34, Class XA, IO, 0.906%, 11/15/52 W	227,848,981	4,446,655
FRB Ser. 16-C32, Class XA, IO, 0.789%, 12/15/49 W	92,205,092	1,281,254
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.79%, 8/15/45 W	2,277,141	2,081,375
FRB Ser. 13-C9, Class D, 3.941%, 5/15/46 W	1,837,000	1,545,998
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46 W	1,899,532	6
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.974%, 12/15/51 W	58,964,802	1,820,686
FRB Ser. 16-UB12, Class XA, IO, 0.785%, 12/15/49 W	25,681,967	337,102
FRB Ser. 18-L1, Class XA, IO, 0.646%, 10/15/51 W	76,333,492	1,329,424
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 7.43%, 1/25/37	1,751,000	1,740,474
FRB Ser. 22-FL8, Class A, 6.98%, 1/25/37	1,560,706	1,559,985
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.073%, 5/19/38 (Bermuda)	2,205,000	2,207,506
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.139%, 12/15/50 W	16,872,612	485,913
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 6.883%, 6/16/36	4,199,000	4,130,800
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.488%, 11/15/48 W	19,857	66
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-BNK1, Class XA, IO, 1.851%, 8/15/49 W	21,502,759	586,372
FRB Ser. 19-C50, Class XA, IO, 1.571%, 5/15/52 W	15,413,878	818,767
FRB Ser. 17-C41, Class XA, IO, 1.302%, 11/15/50 W	23,150,442	748,516
FRB Ser. 18-C48, Class XA, IO, 1.105%, 1/15/52 W	19,678,021	656,522
FRB Ser. 16-C37, Class XA, IO, 0.926%, 12/15/49 W	5,081,508	75,888
FRB Ser. 18-C44, Class XA, IO, 0.865%, 5/15/51 W	70,998,024	1,548,027
FRB Ser. 15-LC20, Class XB, IO, 0.628%, 4/15/50 W	10,567,000	38,041
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.084%, 7/15/46 W	763,000	153,492

16 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.479%, 12/15/45 W	$267,000	$207,207
FRB Ser. 14-C22, Class XA, IO, 0.902%, 9/15/57 W	20,946,857	22,099
FRB Ser. 14-C23, Class XA, IO, 0.686%, 10/15/57 W	65,852,399	359,771
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 5.144%, 6/15/44 W	2,130,000	1,806,410
		82,992,636
Residential mortgage-backed securities (non-agency) (6.7%)
A&D Mortgage Trust 144A Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	6,050,995	6,123,685
Angel Oak Mortgage Trust 144A
Ser. 23-3, Class A1, 4.80%, 9/26/67	808,910	772,157
Ser. 20-5, Class A3, 2.041%, 5/25/65 W	558,238	520,130
Ser. 21-5, Class A2, 1.208%, 7/25/66 W	3,578,274	2,934,185
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49 W	510,551	473,493
Ser. 19-3, Class A3, 3.416%, 10/25/48 W	139,746	127,272
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 6.031%, 9/25/45	77,436	72,517
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 6.73%, 9/25/31 (Bermuda)	1,139,000	1,141,359
BRAVO Residential Funding Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64 ††	2,656,991	2,650,005
Ser. 21-B, Class A1, 5.115%, 4/1/69	2,899,202	2,794,013
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60 W	183,123	174,847
Ser. 21-C, Class A1, 1.62%, 3/1/61	3,960,521	3,765,545
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55 W	3,766,000	3,437,908
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31 W	1,712,000	1,588,984
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 5.983%, 5/25/35 W	56,392	54,484
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.73%), 6.051%, 4/25/35	70,984	61,274
CSMC Trust 144A Ser. 20-RPL5, Class A1, 4.683%, 8/25/60 W	536,029	530,030
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 10.145%, 4/25/28	4,417,561	4,603,085
Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.145%, 3/25/28	206,896	213,223
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class M2, (US 30 Day Average SOFR + 2.76%), 8.095%, 12/25/29	176,507	182,332
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (US 30 Day Average SOFR + 2.46%), 7.795%, 4/25/30	275,951	284,747

Short Duration Bond Fund 17

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	$1,869,578	$1,921,964
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.98%, 7/25/42	2,545,749	2,607,802
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/33	51,696	52,896
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.63%, 8/25/42	255,214	260,447
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.53%, 5/25/42	1,524,415	1,548,234
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.48%, 9/25/42	74,143	75,023
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 7.43%, 3/25/42	9,936	10,026
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 7.43%, 10/25/33	750,000	765,938
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 6/25/43	157,789	159,071
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.33%, 4/25/42	361,554	365,397
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 7.18%, 11/25/43	203,337	205,964
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 11/25/41	293,000	294,859
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA1, Class M2, (US 30 Day Average SOFR + 1.80%), 7.13%, 1/25/51	18,002	18,189
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 1/25/34	81,308	81,778
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 6.68%, 2/25/44	244,978	245,284
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.63%, 2/25/42	10,806	10,837
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.33%, 1/25/42	387,148	387,148
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 9/25/41	433,955	431,645
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 12.395%, 8/25/28	37,832	39,989
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 12.195%, 8/25/28	1,931	2,053
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 11.345%, 10/25/28	94,222	99,404
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 11.145%, 4/25/28	3,652,929	3,848,857
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (US 30 Day Average SOFR + 3.01%), 8.345%, 7/25/24	336,616	338,127
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 8.245%, 2/25/30	177,000	183,879

18 Short Duration Bond Fund

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 8.095%, 2/25/30	$579,340	$585,352
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 7.795%, 1/25/31	650,453	665,088
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 7.645%, 8/25/30	39,712	40,642
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.33%, 1/25/42	2,400,000	2,463,000
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.28%, 6/25/42	539,353	555,614
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.08%, 5/25/42	163,709	168,259
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.895%, 7/25/31	19,174	19,216
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.88%, 7/25/42	264,186	271,451
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.83%, 9/25/42	2,516,835	2,560,959
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.595%, 11/25/39	277,341	279,348
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.43%, 3/25/42	1,241,082	1,259,311
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.33%, 3/25/42	2,013,268	2,038,987
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 7.28%, 9/25/43	91,477	92,109
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 7.23%, 12/25/41	326,000	329,171
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.98%, 12/25/41	133,000	133,561
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.53%, 1/25/42	1,547,123	1,552,403
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 6.48%, 3/25/44	117,084	117,231
Connecticut Avenue Securities FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 6.43%, 2/25/44	25,758	25,758
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.33%, 12/25/41	1,664,022	1,664,022
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 6.18%, 12/25/41	16,703	16,675
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32 W	869,510	857,339
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 5.591%, 11/25/36	291,167	285,580
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60 W	1,583,153	1,449,520
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,049,967	981,755
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60 W	330,969	306,012

Short Duration Bond Fund 19

MORTGAGE-BACKED SECURITIES (13.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.791%, 5/25/36	$460,712	$104,408
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56 W	1,634,352	1,357,154
JPMorgan Mortgage Trust 144A FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 7.03%, 3/25/54	1,180,963	1,187,347
Legacy Mortgage Asset Trust 144A
Ser. 21-GS1, Class A1, 4.892%, 10/25/66	3,480,374	3,367,374
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	1,691,538	1,626,906
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	2,757,495	2,636,973
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 3.09%, 6/25/26	741,156	715,329
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49 W	601,790	542,708
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.675%, 8/26/47 W	674,313	641,709
Morgan Stanley Residential Mortgage Loan Trust 144A Ser. 24-NQM1, Class A1, stepped-coupon 6.152% (7.152%, 2/1/28), 12/25/68 ††	2,660,554	2,639,253
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 6.331%, 1/25/48	153,403	152,470
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59 W	1,578,348	1,448,281
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59 W	619,765	567,234
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48 W	175,123	153,133
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 6.481%, 10/25/34	80,831	78,798
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59 W	66,257	64,723
Ser. 21-1R, Class A1, 0.859%, 1/25/65 W	132,720	123,161
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26 W	1,156,992	1,130,960
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 6.281%, 5/25/47	378,257	293,536
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 3.24%, 6/25/24	684,078	677,615
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 5.289%, 12/26/50	185,200	183,331
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	726,126	713,703
Ser. 19-INV3, Class A3, 4.10%, 11/25/59 W	672,464	650,523
		86,235,078
Total mortgage-backed securities (cost $178,871,708)		$169,258,692

ASSET-BACKED SECURITIES (5.4%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 21-1, Class A, 0.90%, 11/15/26	$2,313,000	$2,255,129
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	4,131,000	4,136,118
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	6,387,000	6,252,613

20 Short Duration Bond Fund

ASSET-BACKED SECURITIES (5.4%)* cont.	Principal amount	Value
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	$5,902,000	$5,867,816
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	6,412,000	6,263,567
Ford Credit Auto Owner Trust Ser. 24-A, Class A3, 5.09%, 12/15/28	3,573,000	3,547,125
Ford Credit Auto Owner Trust 144A Ser. 18-1, Class A, 3.19%, 7/15/31	6,328,000	6,218,674
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,175,000	4,102,789
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	6,124,000	6,134,925
Ser. 24-1, Class A3, 5.21%, 8/15/28	5,500,000	5,491,376
Hyundai Auto Receivables Trust Ser. 23-C, Class A2A, 5.80%, 1/15/27	6,116,000	6,125,914
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class A, (CME Term SOFR 1 Month + 0.96%), 6.281%, 10/22/24	2,828,000	2,821,515
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.681%, 7/25/51 (Ireland)	323,434	321,202
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.266%, 6/29/24	4,465,000	4,464,263
Toyota Auto Loan Extended Note Trust 144A Ser. 19-1A, Class A, 2.56%, 11/25/31	2,525,000	2,520,326
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	1,006,000	1,006,679
Ser. 21-1, Class A3, 1.02%, 6/22/26	1,541,866	1,509,060
Total asset-backed securities (cost $69,000,353)		$69,039,091

COLLATERALIZED LOAN OBLIGATIONS (1.8%)*	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 7.286%, 10/20/34 (Cayman Islands)	$1,600,000	$1,602,766
AIMCO CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.52%), 6.845%, 7/20/35 (Jersey)	1,200,000	1,201,118
Ares LXIV CLO, Ltd. 144A FRB Ser. 22-64A, Class A1, (CME Term SOFR 3 Month + 1.44%), 6.769%, 4/15/35 (Cayman Islands)	2,000,000	2,000,172
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 7/20/34	1,350,000	1,342,339
Birch Grove CLO 4, Ltd. 144A FRB Ser. 22-4A, Class B1, (CME Term SOFR 3 Month + 2.10%), 7.429%, 4/15/34 (Cayman Islands)	1,250,000	1,253,075
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 6.928%, 4/20/37 (Jersey)	1,500,000	1,509,782
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 6.836%, 11/22/34 (Cayman Islands)	854,000	852,247
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.76%, 10/15/34 (Cayman Islands)	1,206,000	1,206,637
Hayfin US XII, Ltd. 144A FRB Ser. 18-9A, Class BR, (CME Term SOFR 3 Month + 2.06%), 7.386%, 4/28/31 (Cayman Islands)	2,000,000	2,000,196
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 6.816%, 7/20/34 (Cayman Islands)	334,000	334,143
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 7.435%, 7/25/34 (Cayman Islands)	1,650,000	1,651,650

Short Duration Bond Fund 21

COLLATERALIZED LOAN OBLIGATIONS (1.8%)* cont.	Principal amount	Value
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 6.88%, 1/15/35 (Cayman Islands)	$1,655,000	$1,649,188
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/34 (Cayman Islands)	1,250,000	1,251,575
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.65%), 6.976%, 1/20/34 (Cayman Islands)	1,075,000	1,078,015
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 7.236%, 4/20/34 (Cayman Islands)	1,200,000	1,201,884
RRX 3, Ltd. 144A FRB Ser. 21-3A, Class A1, (CME Term SOFR 3 Month + 1.58%), 6.91%, 4/15/34 (Cayman Islands)	1,250,000	1,252,148
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.74%, 7/15/32 (Cayman Islands)	500,000	500,871
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 7.006%, 10/20/34	1,500,000	1,500,753
Total collateralized loan obligations (cost $23,298,227)		$23,388,559

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.2%)*	Principal amount	Value
U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association Pass-Through Certificates
5.28%, 12/1/28	$1,308,000	$1,308,116
2.73%, 9/1/29	1,594,000	1,413,781
Total U.S. government and agency mortgage obligations (cost $2,751,101)		$2,721,897

U.S. TREASURY OBLIGATIONS (—%)*	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27 [i]	$106,000	$97,950
Total U.S. treasury obligations (cost $97,950)		$97,950

SHORT-TERM INVESTMENTS (13.7%)*	Principal amount/ shares	Value
Alexandria Real Estate Equities, Inc. commercial paper 5.456%, 5/3/24	$2,453,000	$2,451,880
Alimentation Couche-Tard, Inc. commercial paper 5.567%, 5/13/24 (Canada)	1,550,000	1,546,907
Alimentation Couche-Tard, Inc. commercial paper 5.566%, 5/10/24 (Canada)	4,200,000	4,193,568
American Electric Power Co., Inc. commercial paper 5.639%, 5/21/24	3,700,000	3,688,097
American Honda Finance Corp. commercial paper 5.701%, 5/6/24	2,000,000	1,998,197
American Honda Finance Corp. commercial paper 5.640%, 5/3/24	3,000,000	2,998,649
Arrow Electronics, Inc. commercial paper 5.758%, 5/2/24	7,252,000	7,249,695
AT&T, Inc. commercial paper 5.615%, 6/26/24	3,925,000	3,890,901
Autonation, Inc. commercial paper 5.801%, 5/1/24	13,070,000	13,067,850
Aviation Capital Group, LLC commercial paper 5.731%, 5/1/24	13,000,000	12,998,013
Constellation Brands, Inc. commercial paper 5.621%, 5/6/24	1,755,000	1,753,326
Constellation Brands, Inc. commercial paper 5.630%, 5/3/24	2,220,000	2,218,944
Discovery Communications, LLC commercial paper 5.851%, 5/1/24	6,300,000	6,298,974

22 Short Duration Bond Fund

SHORT-TERM INVESTMENTS (13.7%)* cont.		Principal amount/ shares	Value
Enbridge US, Inc. commercial paper 5.624%, 5/6/24		$3,170,000	$3,167,079
Enbridge US, Inc. commercial paper 5.498%, 5/2/24		3,117,000	3,116,044
Energy Transfer LP commercial paper 5.651%, 5/1/24		6,400,000	6,398,987
ERP Operating LP commercial paper 5.496%, 5/1/24		5,750,000	5,749,134
FMC Corp. commercial paper 6.133%, 5/13/24		4,780,000	4,769,531
FMC Corp. commercial paper 5.951%, 5/1/24		7,995,000	7,993,658
Microchip Technology, Inc. commercial paper 5.540%, 5/24/24		5,865,000	5,843,086
Microchip Technology, Inc. commercial paper 5.530%, 5/17/24		3,065,000	3,056,897
Ovintiv, Inc. commercial paper 6.070%, 5/16/24		2,770,000	2,762,392
Plains All American Pipeline LP commercial paper 5.601%, 5/1/24		7,270,000	7,268,905
Protective Life Corp. commercial paper 5.538%, 5/3/24		3,550,000	3,548,336
Putnam Short Term Investment Fund Class P 5.48% L	Shares	39,337,212	39,337,212
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% P	Shares	260,000	260,000
Targa Resources Corp. commercial paper 5.801%, 5/1/24		$12,850,000	12,847,967
U.S. Treasury Bills 5.390%, 5/23/24 ∆		400,000	398,709
VW Credit, Inc. commercial paper 5.581%, 6/10/24		4,455,000	4,426,702
Total short-term investments (cost $175,321,167)			$175,299,640

TOTAL INVESTMENTS
Total investments (cost $1,318,611,627)	$1,271,147,290

Key to holding’s abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2023 through April 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,277,688,096.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

Short Duration Bond Fund 23

∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $325,888 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$199,778,000	$3,831,742 E	$1,758,682	6/20/29	4.00% — Annually	US SOFR — Annually	$5,590,424
490,018,000	6,321,232 E	288,872	6/20/26	US SOFR — Annually	4.20% — Annually	(6,032,360)
Total		$2,047,554	$(441,936)
E Extended effective date.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$2,939	$19,248	$2,448	5/11/63	300 bp — Monthly	$500
CMBX NA BBB−.6 Index	BB/P	5,604	41,629	5,295	5/11/63	300 bp — Monthly	330
CMBX NA BBB−.6 Index	BB/P	11,483	83,259	10,591	5/11/63	300 bp — Monthly	934
CMBX NA BBB−.6 Index	BB/P	10,944	85,945	10,932	5/11/63	300 bp — Monthly	55
Citigroup Global Markets, Inc.
CMBX NA BB.6 Index	B/P	20,343	61,163	15,346	5/11/63	500 bp — Monthly	5,048
CMBX NA BB.7 Index	B/P	6,533	16,491	5,185	1/17/47	500 bp — Monthly	1,362

24 Short Duration Bond Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BBB−.7 Index	BB+/P	$38,436	$247,904	$41,995	1/17/47	300 bp — Monthly	$(3,435)
Goldman Sachs International
CMBX NA A.7 Index	A/P	1,855	9,959	1,662	1/17/47	200 bp — Monthly	196
JPMorgan Securities LLC
CMBX NA BB.6 Index	B/P	22,651	23,002	5,771	5/11/63	500 bp — Monthly	16,899
CMBX NA BB.7 Index	B/P	627,248	960,238	301,899	1/17/47	500 bp — Monthly	326,149
Merrill Lynch International
CMBX NA BBB−.6 Index	BB/P	269	448	57	5/11/63	300 bp — Monthly	213
Morgan Stanley & Co. International PLC
CMBX NA A.7 Index	A/P	346	1,757	293	1/17/47	200 bp — Monthly	53
CMBX NA BB.6 Index	B/P	20,116	59,072	14,821	5/11/63	500 bp — Monthly	5,344
Upfront premium received		768,767		Unrealized appreciation		357,083
Upfront premium (paid)		—		Unrealized (depreciation)		(3,435)
Total		$768,767		Total		$353,648
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.7 Index	$(297)	$11,716	$1,955	1/17/47	(200 bp) — Monthly	$1,655
CMBX NA BBB−.6 Index	(9,679)	68,039	8,655	5/11/63	(300 bp) — Monthly	(1,059)
Credit Suisse International
CMBX NA BB.7 Index	(52,019)	211,387	66,460	1/17/47	(500 bp) — Monthly	14,265
CMBX NA BB.7 Index	(42,273)	192,647	60,568	1/17/47	(500 bp) — Monthly	18,135

Short Duration Bond Fund 25

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.7 Index	$(3,989)	$118,144	$29,642	5/11/63	(500 bp) — Monthly	$25,555
CMBX NA BBB−.6 Index	(42,991)	162,489	20,669	5/11/63	(300 bp) — Monthly	(22,404)
Goldman Sachs International
CMBX NA BB.6 Index	(8,333)	25,093	6,296	5/11/63	(500 bp) — Monthly	(2,058)
CMBX NA BB.7 Index	(42,568)	111,690	35,115	1/17/47	(500 bp) — Monthly	(7,545)
CMBX NA BBB−.7 Index	(13,164)	51,488	8,722	1/17/47	(300 bp) — Monthly	(4,468)
JPMorgan Securities LLC
CMBX NA BBB−.7 Index	(96,488)	195,940	33,192	1/17/47	(300 bp) — Monthly	(63,394)
Merrill Lynch International
CMBX NA BB.7 Index	(58,463)	252,615	79,422	1/17/47	(500 bp) — Monthly	20,749
CMBX NA BBB−.7 Index	(82)	477	81	1/17/47	(300 bp) — Monthly	(1)
Morgan Stanley & Co. International PLC
CMBX NA BB.7 Index	(84,058)	208,389	65,517	1/17/47	(500 bp) — Monthly	(18,715)
Upfront premium received	—		Unrealized appreciation		80,359
Upfront premium (paid)	(454,404)		Unrealized (depreciation)		(119,644)
Total	$(454,404)		Total		$(39,285)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

26 Short Duration Bond Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$69,039,091	$—
Collateralized loan obligations	—	23,388,559	—
Corporate bonds and notes	—	831,341,461	—
Mortgage-backed securities	—	169,258,692	—
U.S. government and agency mortgage obligations	—	2,721,897	—
U.S. treasury obligations	—	97,950	—
Short-term investments	260,000	175,039,640	—
Totals by level	$260,000	$1,270,887,290	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(2,489,490)	$—
Credit default contracts	—	—	—
Totals by level	$—	$(2,489,490)	$—

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund 27

Statement of assets and liabilities 4/30/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $1,279,274,415)	$1,231,810,078
Affiliated issuers (identified cost $39,337,212) (Note 5)	39,337,212
Interest and other receivables	9,982,929
Receivable for shares of the fund sold	3,100,807
Receivable for investments sold	125
Receivable for variation margin on centrally cleared swap contracts (Note 1)	719,544
Unrealized appreciation on OTC swap contracts (Note 1)	437,442
Premium paid on OTC swap contracts (Note 1)	454,404
Deposits with broker (Note 1)	2,837,221
Receivable from broker (Note 1)	1,854
Total assets	1,288,681,616

LIABILITIES
Payable to custodian	540
Payable for investments purchased	5,259,421
Payable for shares of the fund repurchased	2,819,675
Payable for compensation of Manager (Note 2)	612,407
Payable for Trustee compensation and expenses (Note 2)	45,930
Payable for distribution fees (Note 2)	120,022
Payable for variation margin on centrally cleared swap contracts (Note 1)	719,524
Distributions payable to shareholders	161,964
Unrealized depreciation on OTC swap contracts (Note 1)	123,079
Premium received on OTC swap contracts (Note 1)	768,767
Collateral on certain derivative contracts, at value (Notes 1 and 8)	357,950
Other accrued expenses	4,241
Total liabilities	10,993,520

Net assets	$1,277,688,096

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$1,403,335,280
Total distributable earnings (Note 1)	(125,647,184)
Total — Representing net assets applicable to capital shares outstanding	$1,277,688,096

(Continued on next page)

28 Short Duration Bond Fund

Statement of assets and liabilities cont.

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($520,960,944 divided by 53,779,627 shares)	$9.69
Offering price per class A share (100/97.75 of $9.69)*	$9.91
Net asset value and offering price per class B share ($224,071 divided by 23,164 shares)**	$9.67
Net asset value and offering price per class C share ($17,212,725 divided by 1,781,664 shares)**	$9.66
Net asset value, offering price and redemption price per class R share
($366,940 divided by 37,682 shares)	$9.74
Net asset value, offering price and redemption price per class R6 share
($8,018,039 divided by 824,271 shares)	$9.73
Net asset value, offering price and redemption price per class Y share
($730,905,377 divided by 75,338,029 shares)	$9.70

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund 29

Statement of operations Six months ended 4/30/24 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $1,498,793 from investments in affiliated issuers) (Note 5)	$24,425,329
Total investment income	24,425,329

EXPENSES
Compensation of Manager (Note 2)	2,297,602
Distribution fees (Note 2)	715,711
Other	7,875
Total expenses	3,021,188
Expense reduction (Note 2)	(8,222)
Net expenses	3,012,966

Net investment income	21,412,363

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Securities from unaffiliated issuers (Notes 1 and 3)	(9,777,242)
Swap contracts (Note 1)	(1,285,415)
Total net realized loss	(11,062,657)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	38,913,250
Swap contracts	(2,381,831)
Total change in net unrealized appreciation	36,531,419

Net gain on investments	25,468,762

Net increase in net assets resulting from operations	$46,881,125

The accompanying notes are an integral part of these financial statements.

30 Short Duration Bond Fund

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 4/30/24*	Year ended 10/31/23
Operations
Net investment income	$21,412,363	$44,025,856
Net realized loss on investments	(11,062,657)	(31,031,820)
Change in net unrealized appreciation of investments	36,531,419	57,764,020
Net increase in net assets resulting from operations	46,881,125	70,758,056
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(11,567,472)	(18,048,607)
Class B	(5,152)	(9,004)
Class C	(345,161)	(445,750)
Class R	(7,257)	(17,800)
Class R6	(205,582)	(232,765)
Class Y	(17,638,062)	(28,887,852)
Increase (decrease) from capital share transactions (Note 4)	38,385,277	(557,820,414)
Total increase (decrease) in net assets	55,497,716	(534,704,136)

NET ASSETS
Beginning of period	1,222,190,380	1,756,894,516
End of period	$1,277,688,096	$1,222,190,380

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Short Duration Bond Fund 31

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From net						expenses	investment
	value,		and unrealized	Total from	From net	realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	return of	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	investments	operations	income	investments	capital	distributions	of period	value (%)[a]	(in thousands)	(%)[b]	net assets (%)	(%)
Class A
April 30, 2024**	$9.55	.16	.21	.37	(.23)	—	—	(.23)	$9.69	3.85*	$520,961	.31*	1.65*	23*
October 31, 2023	9.42	.28	.16	.44	(.31)	—	—	(.31)	9.55	4.66	485,453.62		2.90	20
October 31, 2022	10.18	.17	(.76)	(.59)	(.16)	(.01)	—	(.17)	9.42	(5.79)	729,336.62		1.70	26
October 31, 2021	10.21	.16	(.03)	.13	(.16)	—	—	(.16)	10.18	1.27	1,383,392.62		1.52	24
October 31, 2020	10.15	.20	.06	.26	(.20)	—	—	(.20)	10.21	2.61	1,208,656.62		1.89	19
October 31, 2019	10.01	.28[c]	.19	.47	(.32)	—	(.01)	(.33)	10.15	4.78	612,829.62		2.75	18
Class B
April 30, 2024**	$9.54	.15	.20	.35	(.22)	—	—	(.22)	$9.67	3.64*	$224	.41*	1.55*	23*
October 31, 2023	9.41	.26	.16	.42	(.29)	—	—	(.29)	9.54	4.46	253.82		2.68	20
October 31, 2022	10.17	.15	(.76)	(.61)	(.14)	(.01)	—	(.15)	9.41	(5.98)	389.82		1.50	26
October 31, 2021	10.20	.14	(.03)	.11	(.14)	—	—	(.14)	10.17	1.07	717.82		1.34	24
October 31, 2020	10.14	.18	.06	.24	(.18)	—	—	(.18)	10.20	2.41	1,327.82		1.70	19
October 31, 2019	10.00	.26[c]	.19	.45	(.30)	—	(.01)	(.31)	10.14	4.55	909.82		2.62	18
Class C
April 30, 2024**	$9.52	.13	.20	.33	(.19)	—	—	(.19)	$9.66	3.47*	$17,213	.68*	1.27*	23*
October 31, 2023	9.40	.21	.14	.35	(.23)	—	—	(.23)	9.52	3.78	17,469	1.37	2.16	20
October 31, 2022	10.16	.10	(.76)	(.66)	(.09)	(.01)	—	(.10)	9.40	(6.51)	20,267	1.37	.97	26
October 31, 2021	10.18	.08	(.02)	.06	(.08)	—	—	(.08)	10.16	.61	29,701	1.37	.77	24
October 31, 2020	10.12	.12	.06	.18	(.12)	—	—	(.12)	10.18	1.85	30,751	1.37	1.17	19
October 31, 2019	9.98	.21[c]	.18	.39	(.24)	—	(.01)	(.25)	10.12	4.00	20,930	1.37	2.08	18
Class R
April 30, 2024**	$9.60	.15	.20	.35	(.21)	—	—	(.21)	$9.74	3.71*	$367	.43*	1.53*	23*
October 31, 2023	9.47	.26	.15	.41	(.28)	—	—	(.28)	9.60	4.39	301.87		2.62	20
October 31, 2022	10.24	.15	(.77)	(.62)	(.14)	(.01)	—	(.15)	9.47	(6.08)	864.87		1.47	26
October 31, 2021	10.26	.13	(.02)	.11	(.13)	—	—	(.13)	10.24	1.12	1,265.87		1.26	24
October 31, 2020	10.20	.17	.07	.24	(.18)	—	—	(.18)	10.26	2.35	1,167.87		1.63	19
October 31, 2019	10.06	.27[c]	.17	.44	(.29)	—	(.01)	(.30)	10.20	4.49	426.87		2.64	18
Class R6
April 30, 2024**	$9.59	.17	.21	.38	(.24)	—	—	(.24)	$9.73	3.97*	$8,018	.18*	1.77*	23*
October 31, 2023	9.46	.31	.15	.46	(.33)	—	—	(.33)	9.59	4.91	7,702.37		3.20	20
October 31, 2022	10.22	.20	(.76)	(.56)	(.19)	(.01)	—	(.20)	9.46	(5.52)	5,403.37		2.00	26
October 31, 2021	10.25	.18	(.02)	.16	(.19)	—	—	(.19)	10.22	1.52	6,941.37		1.78	24
October 31, 2020	10.19	.22	.07	.29	(.23)	—	—	(.23)	10.25	2.86	8,496.37		2.14	19
October 31, 2019	10.05	.29[c]	.20	.49	(.34)	—	(.01)	(.35)	10.19	5.01	4,326.37		2.87	18

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

32 Short Duration Bond Fund	Short Duration Bond Fund 33

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA
												Ratio of	Ratio of net
	Net asset		Net realized			From net						expenses	investment
	value,		and unrealized	Total from	From net	realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss) on	investment	investment	gain on	return of	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss)	investments	operations	income	investments	capital	distributions	of period	value (%)[a]	(in thousands)	(%)[b]	net assets (%)	(%)
Class Y
April 30, 2024**	$9.56	.17	.21	.38	(.24)	—	—	(.24)	$9.70	3.98*	$730,905	.18*	1.77*	23*
October 31, 2023	9.44	.31	.14	.45	(.33)	—	—	(.33)	9.56	4.81	711,012.37		3.16	20
October 31, 2022	10.20	.20	(.76)	(.56)	(.19)	(.01)	—	(.20)	9.44	(5.53)	1,000,635.37		2.01	26
October 31, 2021	10.23	.18	(.02)	.16	(.19)	—	—	(.19)	10.20	1.52	1,077,719.37		1.76	24
October 31, 2020	10.16	.22	.08	.30	(.23)	—	—	(.23)	10.23	2.97	768,824.37		2.11	19
October 31, 2019	10.02	.30[c]	.19	.49	(.34)	—	(.01)	(.35)	10.16	5.03	365,277.37		3.01	18

* Not annualized.

** Unaudited.

a Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

b Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees, if any.

c Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

34 Short Duration Bond Fund	Short Duration Bond Fund 35

Notes to financial statements 4/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from November 1, 2023 through April 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PAC	The Putnam Advisory Company, LLC, an affiliate of Putnam Management
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Short Duration Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as Putnam Management believes is consistent with preservation of capital. The fund invests in a diversified portfolio of fixed income securities. The fund’s investments may include corporate credit, including investment-grade debt, below-investment-grade debt (sometimes referred to as “junk bonds”), bank loans and structured credit; sovereign debt, including obligations of governments in developed and emerging markets; and securitized assets, including asset-backed securities, residential mortgage-backed securities (which may be backed by non-qualified or “sub-prime” mortgages), commercial mortgage-backed securities and collateralized mortgage obligations. Under normal circumstances, the fund will invest at least 80% of its net assets in bonds (bonds include any debt instrument, and may be represented by other investment instruments, including derivatives). This policy may be changed only after 60 days’ notice to shareholders. The fund normally maintains an effective duration of three years or less. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. The fund may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund may also use derivatives, such as futures, options, certain foreign currency transactions and credit default, total return and interest rate swap contracts, for both hedging and non-hedging purposes. The fund may invest in securities that are purchased in private placements, which may be illiquid because they are subject to restrictions on resale.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
0.75% on certain redemptions of shares
Class A	Up to 2.25%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	1.00% phased out over two years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

36 Short Duration Bond Fund

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events

Short Duration Bond Fund 37

such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,837,221 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

38 Short Duration Bond Fund

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs

Short Duration Bond Fund 39

resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $312,802 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $325,888 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$20,408,231	$38,008,845	$58,417,076

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,323,035,239, resulting in gross unrealized appreciation and depreciation of $2,075,573 and $56,453,012, respectively, or net unrealized depreciation of $54,377,439.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time

40 Short Duration Bond Fund

of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a monthly base fee equal to 0.37% of the monthly average of the fund’s net asset value. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, payments under the fund’s distribution plan, brokerage, interest, taxes, investment related expenses, extraordinary expenses and acquired fund fees and expenses.

For the reporting period, the management fee represented an effective rate (excluding the impact of any expense waiver in effect) of 0.184% of the fund’s average net assets.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

PAC is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.20% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management, PIL and PAC, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management, PIL and PAC became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management, the sub-management contract for the fund between Putnam Management and PIL, and the sub-advisory contract for the fund among Putnam Management, PIL and PAC that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until February 21, 2024, Putnam Management, PIL and PAC continued to provide uninterrupted services with respect to the fund pursuant to interim investment management, sub-management and sub-advisory contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On February 21, 2024, new investment management, sub-management and sub-advisory contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on February 21, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management, will provide certain administrative services to the fund. The fee for those services will be paid by Putnam Management based on the fund’s average daily net assets, and is not an additional expense of the fund.

The aggregate amount of all reimbursements for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund is determined annually by the Trustees. These fees are being paid by Putnam Management as part of the management contract.

Short Duration Bond Fund 41

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes. These fees are being paid by Putnam Management as part of the management contract.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. These fees are being paid by Putnam Management as part of the management contract.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $8,222 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $986, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003. These fees are being paid by Putnam Management as part of the management contract.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$626,140
Class B	1.00%	0.45%	517
Class C	1.00%	1.00%	88,214
Class R	1.00%	0.50%	840
Total			$715,711

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $6,797 from the sale of class A shares and received no monies and $567 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $11,477 on class A redemptions.

42 Short Duration Bond Fund

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$264,400,250	$246,524,252
U.S. government securities (Long-term)	—	—
Total	$264,400,250	$246,524,252

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class A	Shares	Amount	Shares	Amount
Shares sold	14,612,271	$141,915,263	10,422,606	$99,576,518
Shares issued in connection with
reinvestment of distributions	1,169,973	11,372,410	1,857,139	17,773,486
	15,782,244	153,287,673	12,279,745	117,350,004
Shares repurchased	(12,834,628)	(124,559,020)	(38,850,352)	(370,939,664)
Net increase (decrease)	2,947,616	$28,728,653	(26,570,607)	$(253,589,660)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	153	$1,466
Shares issued in connection with
reinvestment of distributions	531	5,152	942	8,997
	531	5,152	1,095	10,463
Shares repurchased	(3,901)	(37,621)	(15,900)	(151,856)
Net decrease	(3,370)	$(32,469)	(14,805)	$(141,393)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class C	Shares	Amount	Shares	Amount
Shares sold	262,019	$2,533,575	412,173	$3,935,900
Shares issued in connection with
reinvestment of distributions	35,511	344,263	46,621	444,936
	297,530	2,877,838	458,794	4,380,836
Shares repurchased	(349,956)	(3,389,184)	(781,316)	(7,444,087)
Net decrease	(52,426)	$(511,346)	(322,522)	$(3,063,251)

Short Duration Bond Fund 43

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R	Shares	Amount	Shares	Amount
Shares sold	12,467	$121,919	27,335	$263,265
Shares issued in connection with
reinvestment of distributions	738	7,210	1,822	17,519
	13,205	129,129	29,157	280,784
Shares repurchased	(6,842)	(66,770)	(89,115)	(856,954)
Net increase (decrease)	6,363	$62,359	(59,958)	$(576,170)

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	169,537	$1,650,041	330,920	$3,177,008
Shares issued in connection with
reinvestment of distributions	19,728	192,595	22,941	220,516
	189,265	1,842,636	353,861	3,397,524
Shares repurchased	(168,122)	(1,640,722)	(121,785)	(1,169,287)
Net increase	21,143	$201,914	232,076	$2,228,237

	SIX MONTHS ENDED 4/30/24		YEAR ENDED 10/31/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	15,992,111	$155,655,180	31,692,159	$303,614,003
Shares issued in connection with
reinvestment of distributions	1,790,201	17,426,488	3,007,362	28,823,283
	17,782,312	173,081,668	34,699,521	332,437,286
Shares repurchased	(16,780,535)	(163,145,502)	(66,391,703)	(635,115,463)
Net increase (decrease)	1,001,777	$9,936,166	(31,692,182)	$(302,678,177)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/23	cost	proceeds	income	of 4/30/24
Short-term investments
Putnam Short Term
Investment Fund
Class P‡	$28,397,200	$471,247,052	$460,307,040	$1,498,793	$39,337,212
Total Short-term
investments	$28,397,200	$471,247,052	$460,307,040	$1,498,793	$39,337,212

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities

44 Short Duration Bond Fund

involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Centrally cleared interest rate swap contracts (notional)	$707,900,000
OTC credit default contracts (notional)	$3,500,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$415,119	Payables	$415,119
Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	3,831,742*	Unrealized depreciation	6,321,232*
Total		$4,246,861		$6,736,351

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Credit contracts	$52,222	$52,222
Interest rate contracts	(1,337,637)	$(1,337,637)
Total	$(1,285,415)	$(1,285,415)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted for as
hedging instruments under ASC 815	Swaps	Total
Credit contracts	$(52,222)	$(52,222)
Interest rate contracts	(2,329,609)	$(2,329,609)
Total	$(2,381,831)	$(2,381,831)

Short Duration Bond Fund 45

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Capital, Inc. (clearing broker)	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	Total
Assets:
Centrally cleared interest rate swap contracts§	$—	$719,544	$—	$—	$—	$—	$—	$—	$719,544
OTC Credit default contracts - protection sold*#	—	—	—	—	—	—	—	—	—
OTC Credit default contracts - protection purchased*#	—	—	10,572	176,823	49,994	33,094	79,293	65,343	415,119
Total Assets	$—	$719,544	$10,572	$176,823	$49,994	$33,094	$79,293	$65,343	$1,134,663
Liabilities:
Centrally cleared interest rate swap contracts§	—	719,524	—	—	—	—	—	—	719,524
OTC Credit default contracts - protection sold*#	29,151	—	20,466	41,871	1,659	306,851	56	15,065	415,119
OTC Credit default contracts - protection purchased*#	—	—	—	—	—	—	—	—	—
Total Liabilities	$29,151	$719,524	$20,466	$41,871	$1,659	$306,851	$56	$15,065	$1,134,643
Total Financial and Derivative Net Assets	$(29,151)	$20	$(9,894)	$134,952	$48,335	$(273,757)	$79,237	$50,278	$20
Total collateral received (pledged)†##	$(29,151)	$—	$—	$134,952	$48,335	$(273,757)	$79,237	$—
Net amount	$—	$20	$(9,894)	$—	$—	$—	$—	$50,278
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$150,000	$110,000	$—	$97,950	$—	$357,950
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$(32,888)	$—	$—	$—	$—	$(293,000)	$—	$—	$(325,888)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on centrally cleared swap contracts, which is not included in the table above, amounted to $2,837,221.

46 Short Duration Bond Fund	Short Duration Bond Fund 47

Shareholder meeting results (Unaudited)

February 21, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
56,972,538	1,248,876	10,818,151

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
56,833,608	1,435,832	10,770,126

At the meeting, a new Sub-Advisory Contract for your fund between Putnam Investment Management, LLC, Putnam Investments Limited and The Putnam Advisory Company, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
56,678,929	1,358,850	11,001,787

All tabulations are rounded to the nearest whole number.

48 Short Duration Bond Fund

Fund information

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Barbara M. Baumann, Vice Chair	and Clerk
100 Federal Street	Liaquat Ahamed
Boston, MA 02110	Katinka Domotorffy	Jonathan S. Horwitz
	Catharine Bond Hill	Executive Vice President,
Investment Sub-Advisors	Gregory G. McGreevey	Principal Executive Officer,
Putnam Investments Limited	Jennifer Williams Murphy	and Compliance Liaison
Cannon Place, 78 Cannon Street	Marie Pillai
London, England EC4N 6HL	George Putnam III	Kelley Hunt
	Robert L. Reynolds	AML Compliance Officer
The Putnam Advisory Company, LLC	Manoj P. Singh
100 Federal Street	Mona K. Sutphen	Martin Lemaire
Boston, MA 02110	Jane E. Trust	Vice President and
Derivatives Risk Manager
Marketing Services	Officers
Putnam Retail Management	Robert L. Reynolds	Denere P. Poulack
Limited Partnership	President, The Putnam Funds	Assistant Vice President,
100 Federal Street		Assistant Clerk, and
Boston, MA 02110	Kevin R. Blatchford	Assistant Treasurer
Vice President and
Custodian	Assistant Treasurer	Janet C. Smith
State Street Bank		Vice President,
and Trust Company	James F. Clark	Principal Financial Officer,
	Vice President and	Principal Accounting Officer,
Legal Counsel	Chief Compliance Officer	and Assistant Treasurer
Ropes & Gray LLP
Stephen J. Tate
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Short Duration Bond Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 26, 2024